Debt issued measured at amortized cost (Narrative) (Detail) - USD ($) $ in Billions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Entity [Table]
Hedge accounting impact on carrying amount	$ (6.1)	$ 0.5
UBS AG
Entity [Table]
Hedge accounting impact on carrying amount	$ (1.0)	$ 0.3